Equity (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Capital Stock

As of December 31, 2018 and 2017, FEMSA’s capital stock is comprised as follows:

	“B” Units	“BD” Units	Total
Units	1,417,048,500	2,161,177,770	3,578,226,270

Shares:
Series “B”	7,085,242,500	2,161,177,770	9,246,420,270
Series “D”	—	8,644,711,080	8,644,711,080
Subseries “D-B”	—	4,322,355,540	4,322,355,540
Subseries “D-L”	—	4,322,355,540	4,322,355,540

Total shares	7,085,242,500	10,805,888,850	17,891,131,350

Summary of Dividends Declared and Paid

For the years ended December 31, 2018, 2017 and 2016 the dividends declared and paid by the Company and Coca-Cola FEMSA were as follows:

	2018		2017		2016
FEMSA	Ps.	9,220	Ps.	8,636	Ps.	8,355
Coca-Cola FEMSA (100% of dividend)		7,038		6,991		6,945

For the years ended December 31, 2018 and 2017 the dividends declared and paid per share by the Company are as follows:

Series of Shares	2018		2017
“B”	Ps.	0.45980	Ps.	0.43067
“D”		0.57480		0.53833